Related party Transactions and Balances - Schedule of Major Related Parties and Their Relationships (Details)	12 Months Ended
Dec. 31, 2025
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”) [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”) [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	A company controlled by the Company’s controlling shareholder
Mr. Ya Li [Member]
Schedule of Major Related Parties and Their Relationships [Line Items]
Relationship with the Company	Chief Executive Officer, Chairman of the Board